N-2 - USD ($)			9 Months Ended		10 Months Ended		12 Months Ended
		Jan. 25, 2022	Jul. 31, 2018	[10]	Oct. 31, 2016	[11]	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019	Oct. 31, 2017
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		RiverNorth Opportunities Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(2)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.07%(1)

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.07%
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(1)(6)
Management Fee(3)	1.81%
Interest Expense on Borrowings(5)	0.07%
Dividends on Preferred Shares(4)	2.36%
Dividend and Interest Expense on Short Sales(5)	0.27%
Other Expenses(5)	0.05%
Acquired Fund Fees and Expenses(6)	1.24%
Total Annual Expenses(7)	5.80%

Management Fees [Percent]	[2],[3],[4]	1.81%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	0.07%
Dividend Expenses on Preferred Shares [Percent]	[2],[4],[6]	2.36%
Dividend and Interest Expenses on Short Sales [Percent]	[2],[4],[5]	0.27%
Acquired Fund Fees and Expenses [Percent]	[2],[4]	1.24%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[4],[5]	0.05%
Total Annual Expenses [Percent]	[2],[4],[7]	5.80%
Expense Example [Table Text Block]

Expense Example(6)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, including the estimated costs of the Offer to be borne by the Stockholders of $154,306, assuming (1) that the Fund’s net assets following (and after giving effect to) the Offer do not increase or decrease, (2) that the Fund incurs total annual expenses of 5.80% of its net assets in years 1 through 10 and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$58	$172	$285	$558

Expense Example, Year 01	[4]	$ 58
Expense Example, Years 1 to 3	[4]	172
Expense Example, Years 1 to 5	[4]	285
Expense Example, Years 1 to 10	[4]	$ 558
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(2)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.07%(1)

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(1)(6)
Management Fee(3)	1.81%
Interest Expense on Borrowings(5)	0.07%
Dividends on Preferred Shares(4)	2.36%
Dividend and Interest Expense on Short Sales(5)	0.27%
Other Expenses(5)	0.05%
Acquired Fund Fees and Expenses(6)	1.24%
Total Annual Expenses(7)	5.80%

Other Expenses, Note [Text Block]		Other Expenses, Interest Expense on Borrowings and Dividend and Interest Expense on Short Sales are estimated as of July 31, 2022.
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. The management fee of 1.30% of the Fund’s Managed Assets represents 1.81% of net assets attributable to Common Shares.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.24% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities Representing Indebtedness

Period/Fiscal Year Ended	Senior Securities	Principal Amount Outstanding		Asset Coverage		Involuntary Liquidating Preference per Unit	Average Market Value Per Unit (4)
July 31, 2022	Credit Facility
	Series A Cumulative Preferred Stock	$97,750,000		$89	(3)	$25.00	$24.41
July 31, 2021	Credit Facility	$--		$--		$--	$--
July 31, 2020	Credit Facility	$7,500,000	(1)	$19,556	(2)	$--	$--
July 31, 2019	Credit Facility	$--		$--		$--	$--
July 31, 2018(5)	Credit Facility	$--		$--		$--	$--
October 31, 2017	Credit Facility	$--		$--		$--	$--
October 31, 2016(6)	Credit Facility	$--		$--		$--	$--

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

(2)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.

(3)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

(4)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.

(5)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.

(6)	For the period December 24, 2015, commencement of operations, to October 31, 2016.

Senior Securities, Note [Text Block]		The following table sets forth certain information regarding the Fund’s senior securities as of the end of each of the Fund’s prior fiscal periods since the Fund’s inception. This information has been derived from our audited financial statements, which are incorporated by reference into the statement of additional information. The Fund’s senior securities during this time period are comprised of outstanding indebtedness, which constitutes a “senior security” as defined in the 1940 Act.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

The following table sets forth the Fund’s capitalization using figures for the Offer as of October 3, 2022:

●	on a historical basis as of July 31, 2022

●	on a pro forma as adjusted basis to reflect (1) the assumed sale of 6,227,000 of the Fund’s Common Shares at $11.82 per share (the estimated the Subscription Price) in an offering under this Prospectus Supplement and the accompanying Prospectus, and (2) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objective and policies, after deducting the estimated offering expenses payable by the Fund of $154,306.

	Actual	As Adjusted (unaudited)
Common Shares, $0.0001 par value per share, 37,500,000 shares authorized, 18,291,243 outstanding (actual), 24,518,243 shares outstanding (as adjusted)	$268,860,599	$342,309,433
Total Distributable Earnings (Loss)	(20,170,869)	(20,170,869)
Total Capitalization	$248,689,730	$322,138,564

Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 97,750,000
Senior Securities Coverage per Unit	[8]						$ 89
Senior Securities Involuntary Liquidating Preference per Unit							25.00
Senior Securities Average Market Value per Unit	[9]						$ 24.41
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount									$ 7,500,000	[12]
Senior Securities Coverage per Unit									$ 19,556	[13]
Senior Securities Involuntary Liquidating Preference per Unit
Senior Securities Average Market Value per Unit	[9]

[1]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of October 3, 2022, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.05%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.
[3]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. The management fee of 1.30% of the Fund’s Managed Assets represents 1.81% of net assets attributable to Common Shares.
[4]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.24% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[5]	Other Expenses, Interest Expense on Borrowings and Dividend and Interest Expense on Short Sales are estimated as of July 31, 2022.
[6]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume (i) 3,910,000 shares of 6.00% Series A Cumulative Perpetual Preferred Stock with a liquidation preference of $97,750,000 was outstanding for the entire 12 months of operations after July 31, 2022.
[7]	The example should not be considered a representation of future expenses and includes the expenses of the Offer. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at the NAV of the Common Shares. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[9]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
[10]	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
[11]	For the period December 24, 2015, commencement of operations, to October 31, 2016.
[12]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[13]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.